Non-trading investments - Summary of AFS debt securities categorized by remaining contractual maturity (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Available-for-Sale Securities, Debt Maturities [Abstract]
Amortized cost, Total	[1]	¥ 276,252	¥ 108,704
Fair value, Total		271,344	107,030
Japanese government securities [Member]
Available-for-Sale Securities, Debt Maturities [Abstract]
Amortized cost,less than 1 year	[1]	19,997
Amortized cost,1 year to 5 years	[1]	79,980	25,001
Amortized cost, Total	[1]	99,977	25,001
Fair value, less than 1 year		19,961
Fair value, 1 year to 5 years		79,523	24,814
Fair value, Total		99,484	24,814
Japanese agency and municipal securities [Member]
Available-for-Sale Securities, Debt Maturities [Abstract]
Amortized cost,less than 1 year	[1]	1,395
Amortized cost,1 year to 5 years	[1]	159,244	81,913
Amortized cost, Total	[1]	160,639	81,913
Fair value, less than 1 year		1,387
Fair value, 1 year to 5 years		155,123	80,437
Fair value, Total		156,510	80,437
Bank and corporate debt securities [Member]
Available-for-Sale Securities, Debt Maturities [Abstract]
Amortized cost,1 year to 5 years	[1]	15,636	1,790
Amortized cost, Total	[1]	15,636	1,790
Fair value, 1 year to 5 years		15,350	1,779
Fair value, Total		¥ 15,350	¥ 1,779

[1]	No allowances for credit losses have been recognized as of March 31, 2025 and 2026.